Supplemental Cash Flow Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Information
Cash paid for interest	$ 5,731,120	$ 3,059,277	$ 16,560,487	$ 6,861,212
Cash paid for income taxes			5,132,280	5,885,899
Change in construction accrued expenses			$ 94,556	$ (1,787,111)